Note 13 - Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other payables		$ 685,665	$ 870,083	$ 648,997
Total borrowings		782,003	725,372
Gas, electricity and non-commodity contracts, carrying amount		189,706	$ 143,045
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables		685,665
Trade and other payables, undiscounted cash flows		685,665
Total borrowings	[1]	782,003
Long-term debt, undiscounted cash flows	[1]	827,284
Gas, electricity and non-commodity contracts, carrying amount		189,706
Gas, electricity and non-commodity contracts, undiscounted cash flows		3,088,524
Total, carrying amount		1,657,374
Total, undiscounted cash flows		4,601,473
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows		685,665
Long-term debt, undiscounted cash flows	[1]	255,129
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,463,615
Total, undiscounted cash flows		2,404,409
Liquidity risk [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	263,800
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,200,713
Total, undiscounted cash flows		1,464,513
Liquidity risk [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	308,355
Gas, electricity and non-commodity contracts, undiscounted cash flows		322,590
Total, undiscounted cash flows		630,945
Liquidity risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]
Gas, electricity and non-commodity contracts, undiscounted cash flows		101,606
Total, undiscounted cash flows		$ 101,606

[1]	Included in long-term debt are the 6.75% $100M convertible debentures, 6.75% $160M convertible debentures and 6.5% convertible bonds, which may be settled through the issuance of shares at the option of the holder or Just Energy upon maturity.